Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 30,968	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Residential Mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans (carrying value)	26,991	29,952
Residential Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD	22,502	25,961
30-59 DPD	2,598	3,292
60-89 DPD	1,368	1,442
90-119 DPD	656	799
120-179 DPD	811	1,179
180+ DPD	5,472	6,071
Total consumer PCI loans (adjusted unpaid principal balance)	33,407	38,744
Purchased Credit Impaired Loans (carrying value)	26,991	29,952
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans (carrying value)	26,839	29,746	33,245	38,386	39,214
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD	22,304	25,693
30-59 DPD	2,587	3,272
60-89 DPD	1,361	1,433
90-119 DPD	650	791
120-179 DPD	804	1,169
180+ DPD	5,356	5,921
Total consumer PCI loans (adjusted unpaid principal balance)	33,062	38,279
Purchased Credit Impaired Loans (carrying value)	26,839	29,746
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans (carrying value)	152	206	250	331	728
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD	198	268
30-59 DPD	11	20
60-89 DPD	7	9
90-119 DPD	6	8
120-179 DPD	7	10
180+ DPD	116	150
Total consumer PCI loans (adjusted unpaid principal balance)	345	465
Purchased Credit Impaired Loans (carrying value)	$ 152	$ 206